Notes to the cash flow statements - Non-cash financing activities and restricted cash (Details) - AUD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 15, 2021	Mar. 22, 2021	Dec. 04, 2020
Non-cash financing activities
Shares issued under the dividend reinvestment plan	$ 401	$ 273	$ 1,489
Increase in lease liabilities	199	177
Amount of WCN3 transferred to the nominated party						$ 866
Amount per note of WCN3 transferred to the nominated party						$ 100
Amount of WCN3 redeemed and cancelled					$ 458
Amount per note of WCN3 redeemed and cancelled					$ 100
Amount of WCN4 transferred to the nominated party				$ 1,152
Amount per note of WCN4 transferred to the nominated party				$ 100
Parent Entity
Non-cash financing activities
Shares issued under the dividend reinvestment plan	401	273
Increase in lease liabilities	$ 114	$ 173